Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 54,250	$ 20,742	$ (57,876)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	235,705	231,043	236,144
Container impairment	26,775	8,072	94,623
Bad debt expense, net	2,697	477	21,166
Unrealized loss (gain) on interest rate swaps, collars and caps, net	5,790	(4,094)	(6,210)
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts	9,531	20,814	9,704
Amortization of intangible assets	3,721	4,092	5,053
Gain on sale of owned fleet containers, net	(36,071)	(26,210)	(6,761)
Gain on insurance recovery	(8,692)
Share-based compensation expense	7,355	6,083	6,573
Decrease (increase) in:
Accounts receivable, net	(30,604)	(6,672)	(11,935)
Trading containers, net	(30,100)	(6,389)	468
Prepaid expenses and other current assets	(612)	1,463	1,902
Insurance receivable	12,738	8,670	(20,072)
Due from affiliates, net	(558)	(265)	(354)
Other assets	1,603	2,581	(1,088)
Increase (decrease) in:
Accounts payable	(1,716)	(5,193)	1,583
Accrued expenses	2,381	3,556	2,905
Deferred revenue and other liabilities	(235)	(265)	(290)
Due to owners, net	(2,809)	(7,001)	6,326
Long-term income tax payable	489	5	398
Deferred taxes, net	634	(534)	(4,365)
Total adjustments	198,022	230,233	335,770
Net cash provided by operating activities	252,272	250,975	277,894
Cash flows from investing activities:
Purchase of containers and fixed assets	(854,383)	(300,125)	(505,528)
Payment for TW Container Leasing, Ltd. capital restructuring	(29,658)
Proceeds from sale of containers and fixed assets	147,254	135,299	126,560
Receipt of payments on direct financing and sales-type leases, net of income earned	63,847	66,846	90,343
Insurance proceeds received for unrecoverable containers		12,616	8,195
Net cash used in investing activities	(672,940)	(85,364)	(280,430)
Cash flows from financing activities:
Proceeds from debt	2,029,025	1,729,580	582,500
Principal payments on debt	(1,608,753)	(1,770,715)	(551,586)
Debt issuance costs	(10,252)	(27,702)	(5,969)
Issuance of common shares upon exercise of share options	130	961
Net tax benefit from share-based compensation awards			(810)
Dividends paid to noncontrolling interest	(1,996)	(2,496)
Dividends paid to shareholders			(28,754)
Net cash provided by (used in) financing activities	408,154	(70,372)	(4,619)
Effect of exchange rate changes	(127)	207	(233)
Net (decrease) increase in cash, cash equivalents and restricted cash	(12,641)	95,446	(7,388)
Cash, cash equivalents and restricted cash, beginning of the year	237,569	142,123	149,511
Cash, cash equivalents and restricted cash, end of the year	224,928	237,569	142,123
Cash paid during the year for:
Interest expense and realized loss on interest rate swaps, collars and caps, net	123,581	105,322	83,881
Net income taxes paid	1,138	925	1,503
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(88,377)	119,097	(29,366)
Containers placed in direct financing and sales-type leases	53,859	9,378	$ 101,354
Decrease in insurance receivable due to a decrease in estimated unrecoverable containers	$ 2,049	$ 7,546